UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [X]; Amendment Number:        1
                                              ----------------
        This Amendment (Check only one.):   [X]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


  /s/ Neal J. Wilson             Arlington, VA                  5/23/2008
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                     Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $86,991(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

                                                     FORM 13F INFORMATION TABLE
                                       TITLE                  VALUE     SHARES/    SH/   PUT/  INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER                OF CLASS      CUSIP    (x$1000)   PRN AMT    PRN   CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------        --------   ----------  --------   -------    ---   ----  ------- -------- ------- ------ -----
Aercap Holdings Nv Equity               COM      N00985106       615      35,000   SH             SOLE           35,000    0    0
Aircastle Ltd Equity                    COM      G1029K104       113      10,000   SH             SOLE           10,000    0    0
Ameritrade Holding Corp Equity          COM      87236Y108     4,953     300,000   SH             SOLE          300,000    0    0
Annaly Mortgage Management Equity       COM      035710409       383      25,000   SH             SOLE           25,000    0    0
April 08 Calls On Qcom Us
   @ 40 Option                          CALL     747525103      18.3         100   SH     CALL                      100    0    0
April 08 Puts On Bac Us @ 35 Option     PUT       60505104        15         250   SH      PUT    SOLE              250    0    0
April 08 Puts On Etfc Us @ 3 Option     PUT      269246104      5.57         557   SH      PUT                      557    0    0
April 08 Puts On Fed Us @ 25 Option     PUT      337907109        12         100   SH      PUT                      100    0    0
April 08 Puts On Slm Us @ 10 Option     PUT      78442P106    20.625         750   SH      PUT                      750    0    0
April 08 Puts On Tma Us @ 2.5 Option    PUT      885218107        40         250   SH      PUT                      250    0    0
Bank of America Corp. Equity            COM       60505104     7,582     200,000   SH             SOLE          200,000    0    0
Bb&T Corporation Equity                 COM       54937107     4,488     140,000   SH             SOLE          140,000    0    0
Bear Stearns Co Equity                  COM      073902108       378      10,000   SH             SOLE           10,000    0    0
Castlepiont Holdings Ltd.               COM      G19522112         1         100   SH             SOLE              100    0    0
Centex Corp Equity                      COM      152312104       242      10,000   SH             SOLE           10,000    0    0
Citigroup Inc Equity                    COM      172967101     3,213     150,000   SH             SOLE          150,000    0    0
Delta Air Lines Inc Equity              COM      247361702       215      25,000   SH             SOLE           25,000    0    0
Discover Financial - W/I Equity         COM      254709108     2,226     136,000   SH             SOLE          136,000    0    0
Downey Financial Corp Equity            COM      261018105       184      10,000   SH             SOLE           10,000    0    0
Dr Horton Inc Equity                    COM      23331A109        20       1,300   SH             SOLE            1,300    0    0
Firstfed Financial Corp Equity          COM      337907109       272      10,000   SH             SOLE           10,000    0    0
Freeport-Mcmoran Copper-B Equity        COM      35671D857     1,924      20,000   SH             SOLE           20,000    0    0
Genesis Lease Ltd-Ads Equity            COM      37183T107       509      35,000   SH             SOLE           35,000    0    0
Google Inc-Cl A Equity                  COM      38259P508       529       1,200   SH             SOLE            1,200    0    0
Grubb & Ellis Co.                       COM      400095204       687     100,000   SH             SOLE          100,000    0    0
Horsehead Holding Corp Equity           COM      440694305     3,382     289,857   SH             SOLE          289,857    0    0
Interactive Brokers Gro-Cl A Equity     COM      45841N107     2,251      87,700   SH             SOLE           87,700    0    0
Janus Capital Group Inc Equity          COM      47102X105       121       5,200   SH             SOLE            5,200    0    0
Jpmorgan Chase & Co Equity              COM      46625H100     6,013     140,000   SH             SOLE          140,000    0    0
July 08 Puts On Slm Us @ 17.5 Option    PUT      78442P106     205.5         500   SH      PUT                      500    0    0
June 08 Puts On Dal Us @ 12.5 Option    PUT      247361702       113         250   SH      PUT    SOLE              250    0    0
June 08 Puts On Nwa Us @ 12.5 Option    PUT      667280408       110         250   SH      PUT                      250    0    0
June 08 Puts On Stp Us @ 35 Option      PUT      86800C104        31         100   SH      PUT                      100    0    0
Legg Mason Inc Equity                   COM      524901105       420       7,500   SH             SOLE            7,500    0    0
Marvell Technology Group Ltd Equity     COM      G5876H105       163      15,000   SH             SOLE           15,000    0    0
May 08 Puts On Dsl Us @ 17.5 Option     PUT      261018105        28         100   SH      PUT                      100    0    0
Mcdermott Intl Inc Equity               COM      580037109       685      12,500   SH             SOLE           12,500    0    0
Memc Electronic Materials Equity        COM      552715104       567       8,000   SH             SOLE            8,000    0    0
Metlife Inc Equity                      COM      59156R108     3,616      60,000   SH             SOLE           60,000    0    0
Mgic Investment Corp Equity             COM      552848103    10,267     975,000   SH             SOLE          975,000    0    0
Microsoft Corp Equity                   COM      594918104     1,135      40,000   SH             SOLE           40,000    0    0
Millicom Intl Cellular S.A. Equity      COM      L6388F110       189       2,000   SH             SOLE            2,000    0    0
Morgan Stanley Equity                   COM      617446448       800      17,500   SH             SOLE           17,500    0    0
National-Oilwell Inc Equity             COM      637071101     1,460      25,000   SH             SOLE           25,000    0    0
Nokia Corp-Spon Adr Equity              ADR      654902204       955      30,000   SH             SOLE           30,000    0    0
Northwest Airlines Equity               COM      667280408       225      25,000   SH             SOLE           25,000    0    0
Nucor Corp Equity                       COM      670346105       508       7,500   SH             SOLE            7,500    0    0
Nvidia Corp Equity                      COM      67066G104        99       5,000   SH             SOLE            5,000    0    0
Occidental Petroleum Corp Equity        COM      674599105     1,463      20,000   SH             SOLE           20,000    0    0
Orion Marine Group Inc.                 COM      68628V308       221      18,519   SH             SOLE           18,519    0    0
Pmi Group Inc/The Equity                COM      69344M101        29       5,000   SH             SOLE            5,000    0    0
Principal Financial Group Equity        COM      74251V102     1,672      30,000   SH             SOLE           30,000    0    0
Prudential Financial Inc Equity         COM      744320102     1,565      20,000   SH             SOLE           20,000    0    0
Qualcomm Inc Equity                     COM      747525103     1,107      27,000   SH             SOLE           27,000    0    0
Radian Group Inc Equity                 COM      750236101        33       5,000   SH             SOLE            5,000    0    0
Republic Airways Holdings In Equity     COM      760276105       758      35,000   SH             SOLE           35,000    0    0
Research In Motion Equity               COM      760975102       393       3,500   SH             SOLE            3,500    0    0
Sirius Satellite Radio inc Equity       COM      82966U103       315     110,000   SH             SOLE          110,000    0    0
Slm Corp Equity                         COM      78442P106     3,454     225,000   SH             SOLE          225,000    0    0
Sonus Networks Inc Equity               COM      835916107       602     175,000   SH             SOLE          175,000    0    0
Sunpower Corp-Class A Equity            COM      867652109       559       7,500   SH             SOLE            7,500    0    0
Suntech Power Holdings-Adr Equity       ADR      86800C104       608      15,000   SH             SOLE           15,000    0    0
Suntrust Banks Inc Equity               COM      867914103     1,103      20,000   SH             SOLE           20,000    0    0
Thornburg Mtge Inc 10.0000%
   12/31/2049 Equity                    COM      885218701     1,084     255,000   SH             SOLE          255,000    0    0
Transocean Inc Equity                   COM      G90073100       676       5,000   SH             SOLE            5,000    0    0
Trina Solar Ltd-Spon Adr Equity         ADR      89628E104       984      32,000   SH             SOLE           32,000    0    0
Ucbh Holdings Inc Equity                COM      90262T308        39       5,000   SH             SOLE            5,000    0    0
Universal Display Corp Equity           COM      91347P105       143      10,000   SH             SOLE           10,000    0    0
Valero Energy Corp Equity               COM      91913Y100     2,210      45,000   SH             SOLE           45,000    0    0
Varian Semiconductor Equip Equity       COM      922207105        70       2,500   SH             SOLE            2,500    0    0
Wachovia Corp Equity                    COM      929903102     2,700     100,000   SH             SOLE          100,000    0    0
Wells Fargo & Company Equity            COM      949746101     3,783     130,000   SH             SOLE          130,000    0    0
Zions Bancorporation Equity             COM      989701107       342       7,500   SH             SOLE            7,500    0    0
